Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments (Tables) [Line Items]
Schedule of financial assets at amortized cost	Financial assets at amortized cost:
	December 31,
	2022	2021
	USD in thousands
Trade and other receivables	25,729	32,730
Restricted bank deposit	1,516	1,001
Total current	27,245	33,731
Long-term deposit	3,002	3,416
Total non-current	3,002	3,416

Schedule of other financial liabilities	Other financial liabilities:
Other financial liabilities at amortized cost:
Bank loan (1)	13,432	15,078
Trade payables	13,771	14,994
Other accounts payable	25,322	9,662
Liabilities for government grants	1,289	961
Total other financial liabilities at amortized cost	53,814	40,695

Total current	52,927	36,129
Total non-current	887	4,566
(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-2.1%.